Related Parties Transactions - Details of Transactions Between the Company and Other Related Parties (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2021 USD ($)
Disclosure of transactions between related parties [Line Items]
Revenues	$ 554	$ 1,574	$ 350
Operating Costs and Expenses	927	783	1,040
Non-operating Income and Expenses	41	40	45
Receivables	41	230		$ 1
Payables to related parties	392	646		$ 14
Proceeds	10	386
Gain on Disposal	2	310
Associates [Member]
Disclosure of transactions between related parties [Line Items]
Revenues	499	1,508	274
Operating Costs and Expenses	853	715	964
Non-operating Income and Expenses	38	37	41
Receivables	35	229
Contract liabilities-current		183
Payables to related parties	386	643
Customers' deposits	16	5
Acquisition of property, plant and equipment	398	375	242
Proceeds	10
Gain on Disposal	2
Others [Member]
Disclosure of transactions between related parties [Line Items]
Revenues	55	66	76
Operating Costs and Expenses	74	68	76
Non-operating Income and Expenses	3	3	$ 4
Receivables	6	1
Payables to related parties	$ 6	3
Proceeds		386
Gain on Disposal		$ 310